Intangible Assets - Schedule of Changes in Goodwill (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of changes in intangible assets and goodwill
Balance at beginning of year	R 365
Balance at end of year	48	R 365
Goodwill	0	333
Goodwill
Reconciliation of changes in intangible assets and goodwill
Goodwill	0	333
Goodwill | Cost
Reconciliation of changes in intangible assets and goodwill
Goodwill	2,675	2,675
Goodwill | Accumulated amortisation and impairments
Reconciliation of changes in intangible assets and goodwill
Impairment	(333)	(187)
Goodwill	(2,675)	(2,342)	R (2,155)
Bambanani1 | Goodwill
Reconciliation of changes in intangible assets and goodwill
Goodwill	0	31
Moab Khotsong | Goodwill
Reconciliation of changes in intangible assets and goodwill
Goodwill	R 0	R 302